UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Master Trust

Annual Report  |  April 30, 2024

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2023 to April 30, 2024.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2023	Ending account value April 30, 2024	Expenses paid during period 11/01/23 to 04/30/24[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,027.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Government Master Fund
Actual	$1,000.00	$1,026.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,026.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

100% US Treasury Master Fund[2]
Actual	$1,000.00	$1,007.00	$0.13	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,027.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,016.20	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.37	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one–half year period).
[2]

100% US Treasury Master Fund commenced operations on March 13, 2024. Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 49 divided by 366 (to reflect the inception period from March 13, 2024 to April 30, 2024). Hypothetical expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2024  (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	15 days

Top five issuer breakdown by country or territory of origin[2]
United States	66.2%
Japan	6.1
Canada	5.6
United Kingdom	3.7
Sweden	3.2
Total	84.8%

Portfolio composition[2]
Repurchase agreements	53.9%
Commercial paper	35.0
Certificates of deposit	7.4
Time deposits	3.1
Other assets in excess of liabilities	0.6
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2024 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
U.S. Treasury obligations	57.3%
Repurchase agreements	35.1
U.S. government agency obligations	8.0
Liabilities in excess of other assets	(0.4)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2024 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	36 days

Portfolio composition[2]
U.S. Treasury obligations	62.4%
Repurchase agreements	38.7
Liabilities in excess of other assets	(1.1)
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2024 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	40 days

Portfolio composition[2]
U.S. Treasury obligations	101.5%
Liabilities in excess of other assets	(1.5)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2024 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]
United States	55.4%
Japan	9.0
Canada	5.9
Netherlands	5.5
Sweden	5.2
Total	81.0%

Portfolio composition[2]
Commercial paper	40.6%
Repurchase agreements	39.3
Certificates of deposit	13.6
Time deposits	5.6
Other assets in excess of liabilities	0.9
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2024 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	5 days

Portfolio composition[2]
Municipal bonds	94.9%
Tax-exempt commercial paper	4.6
Other assets in excess of liabilities	0.5
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Certificates of deposit—7.4%
Banking-non-U.S.—7.0%
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.630%, 5.950%, due 05/01/24[1]	$65,000,000	$65,050,063
Canadian Imperial Bank of Commerce 5.830%, due 05/13/24	88,000,000	88,010,383
Mitsubishi UFJ Trust & Banking Corp.
Secured Overnight Financing Rate + 0.300%, 5.620%, due 05/01/24[1]	72,000,000	72,016,129
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.190%, 5.510%, due 05/01/24[1]	100,000,000	100,018,112
5.800%, due 05/03/24	133,000,000	133,003,878
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.230%, 5.550%, due 05/01/24[1]	95,000,000	95,016,178
Nordea Bank Abp
5.245%, due 08/01/24	52,000,000	51,971,127
5.900%, due 07/15/24	82,000,000	82,062,007
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.190%, 5.510%, due 05/01/24[1]	36,000,000	36,004,061
Secured Overnight Financing Rate + 0.200%, 5.520%, due 05/01/24[1]	77,000,000	77,010,474
Royal Bank of Canada
5.730%, due 05/09/24	97,000,000	97,007,333
Secured Overnight Financing Rate + 0.630%, 5.950%, due 05/01/24[1]	66,000,000	66,050,208
Skandinaviska Enskilda Banken AB
5.230%, due 08/30/24	103,000,000	102,924,697
Secured Overnight Financing Rate + 0.180%, 5.500%, due 05/01/24[1]	45,000,000	45,007,632
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.240%, 5.560%, due 05/01/24[1]	94,000,000	94,019,733
Secured Overnight Financing Rate + 0.300%, 5.620%, due 05/01/24[1]	101,000,000	101,018,433
5.800%, due 05/03/24	83,000,000	83,002,329
Sumitomo Mitsui Trust Bank Ltd.
Secured Overnight Financing Rate + 0.190%, 5.510%, due 05/01/24[1]	100,000,000	100,010,717

		1,489,203,494

Banking-U.S.—0.4%
Cooperatieve Rabobank UA 5.900%, due 07/03/24	80,000,000	80,050,431

		80,050,431
Total Certificates of deposit (cost—$1,569,000,000)		1,569,253,925

Commercial paper—35.0%
Asset-backed-miscellaneous—13.0%
Antalis SA
5.400%, due 07/02/24[2]	52,000,000	51,506,689
5.410%, due 05/02/24[2]	26,000,000	25,992,312
5.410%, due 05/06/24[2]	34,000,000	33,969,805

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(continued)
5.410%, due 05/07/24[2]	$27,000,000	$26,972,017
5.430%, due 07/09/24[2]	64,000,000	63,325,096
5.430%, due 07/11/24[2]	45,050,000	44,561,298
Atlantic Asset Securitization LLC
5.340%, due 05/28/24[2]	63,000,000	62,737,044
5.350%, due 06/14/24[2]	46,000,000	45,688,063
5.440%, due 06/12/24[2]	46,000,000	45,702,329
5.514%, due 06/14/24[2]	8,000,000	7,945,750
5.606%, due 06/12/24[2]	8,000,000	7,948,231
Barton Capital SA
5.210%, due 07/29/24[2]	30,000,000	29,595,750
5.320%, due 05/03/24[2]	30,000,000	29,986,689
5.340%, due 05/13/24[2]	30,000,000	29,942,145
5.380%, due 06/14/24[2]	46,000,000	45,689,788
5.380%, due 07/16/24[2]	30,000,000	29,654,420
5.545%, due 06/14/24[2]	8,000,000	7,946,050
Cabot Trail Funding LLC
5.240%, due 06/18/24[2]	35,000,000	34,741,496
5.290%, due 06/27/24[2]	33,000,000	32,711,340
5.330%, due 06/20/24[2]	75,000,000	74,423,381
5.330%, due 08/08/24[2]	45,000,000	44,326,000
5.461%, due 06/27/24[2]	5,000,000	4,956,264
Cancara Asset Securitisation LLC 5.340%, due 05/14/24	30,000,000	29,937,440
Fairway Finance Co. LLC
5.450%, due 05/30/24[2]	37,000,000	36,833,808
5.450%, due 06/04/24[2]	36,000,000	35,811,292
5.450%, due 06/10/24[2]	23,000,000	22,858,716
5.606%, due 05/30/24[2]	7,000,000	6,968,558
5.610%, due 06/04/24[2]	6,000,000	5,968,549
5.615%, due 06/10/24[2]	4,000,000	3,975,429
Gotham Funding Corp.
5.340%, due 05/17/24[2]	70,000,000	69,823,241
5.340%, due 05/20/24[2]	69,000,000	68,794,827
5.350%, due 05/16/24[2]	75,000,000	74,821,811
5.360%, due 07/08/24[2]	24,000,000	23,752,382
5.400%, due 08/01/24[2]	50,000,000	49,303,326
Liberty Street Funding LLC
5.605%, due 05/08/24[2]	34,000,000	33,959,716
5.747%, due 05/08/24[2]	7,000,000	6,991,706
LMA-Americas LLC
5.340%, due 07/17/24[2]	15,000,000	14,824,695
5.340%, due 07/18/24[2]	30,000,000	29,644,917
5.380%, due 08/07/24[2]	50,000,000	49,258,215
5.400%, due 08/01/24[2]	50,000,000	49,303,585
5.450%, due 06/06/24[2]	26,400,000	26,253,417
5.450%, due 06/13/24[2]	23,000,000	22,848,069
5.470%, due 05/10/24[2]	29,000,000	28,956,931
5.480%, due 05/02/24[2]	59,000,000	58,982,553
5.480%, due 05/03/24[2]	60,000,000	59,973,379
5.530%, due 05/28/24[2]	26,600,000	26,488,354
5.613%, due 05/02/24[2]	10,000,000	9,997,043
5.613%, due 05/03/24[2]	11,000,000	10,995,119
5.618%, due 06/13/24[2]	4,000,000	3,973,577
5.687%, due 05/28/24[2]	5,000,000	4,979,014

Prime Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Nieuw Amsterdam Receivables Corp. BV
5.190%, due 07/25/24[2]	$19,000,000	$18,755,475
5.210%, due 07/25/24[2]	78,000,000	76,996,160
Old Line Funding LLC
5.440%, due 06/13/24	27,000,000	26,821,118
Secured Overnight Financing Rate + 0.240%, 5.560%, due 05/01/24[1,2]	38,000,000	38,003,382
Secured Overnight Financing Rate + 0.240%, 5.560%, due 05/01/24[1,2]	25,000,000	25,005,870
5.584%, due 06/10/24[2]	16,000,000	15,901,460
5.607%, due 06/13/24	4,000,000	3,973,499
Sheffield Receivables Co. LLC
5.325%, due 05/01/24[2]	89,000,000	88,986,844
5.330%, due 05/06/24[2]	90,000,000	89,920,071
5.330%, due 06/03/24[2]	60,000,000	59,695,058
5.330%, due 06/04/24[2]	58,000,000	57,696,534
5.350%, due 06/17/24[2]	45,000,000	44,676,720
5.360%, due 07/09/24[2]	55,000,000	54,422,856
Thunder Bay Funding LLC
5.360%, due 06/18/24	26,000,000	25,810,445
5.450%, due 06/12/24	50,000,000	49,680,227
5.527%, due 06/18/24	7,000,000	6,948,966
Versailles Commercial Paper LLC
Secured Overnight Financing Rate + 0.180%, 5.500%, due 05/01/24[1,2]	75,000,000	75,006,544
Victory Receivables Corp.
5.330%, due 05/02/24[2]	71,000,000	70,979,005
5.350%, due 05/21/24[2]	74,000,000	73,768,885
5.400%, due 07/16/24[2]	53,000,000	52,389,475
5.400%, due 07/18/24[2]	53,000,000	52,373,539
5.400%, due 07/24/24[2]	100,000,000	98,727,755

		2,753,141,514

Banking-non-U.S.—21.3%
ANZ New Zealand International Ltd.
5.160%, due 07/29/24[2]	52,000,000	51,312,300
5.500%, due 08/20/24[2]	59,000,000	58,019,569
5.731%, due 08/20/24[2]	11,000,000	10,817,208
Australia & New Zealand Banking Group Ltd.
5.230%, due 07/15/24[2]	26,525,000	26,228,252
5.413%, due 07/15/24[2]	4,000,000	3,955,250
5.530%, due 08/09/24[2]	77,000,000	75,857,213
5.620%, due 05/10/24[2]	84,000,000	83,875,805
5.753%, due 08/09/24[2]	16,000,000	15,762,538
Bank of Montreal
5.450%, due 06/11/24	90,000,000	89,439,300
5.570%, due 05/16/24	84,000,000	83,801,468
5.616%, due 06/11/24	16,000,000	15,900,320
5.718%, due 05/16/24	17,000,000	16,959,821
Barclays Bank PLC
5.260%, due 09/12/24[2]	100,000,000	97,974,438
5.320%, due 07/09/24[2]	50,000,000	49,477,009
5.340%, due 06/05/24[2]	125,000,000	124,330,150
5.350%, due 05/02/24[2]	45,000,000	44,986,786
5.400%, due 07/25/24[2]	75,000,000	74,033,814

	Face amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce
5.430%, due 06/05/24[2]	$85,000,000	$84,549,517
5.590%, due 06/05/24[2]	15,000,000	14,920,503
Cooperatieve Rabobank UA
5.100%, due 08/01/24	49,000,000	48,325,766
5.540%, due 05/07/24	46,000,000	45,952,729
5.679%, due 05/07/24	9,542,000	9,532,194
Dbs Bank Ltd. 5.370%, due 07/29/24[2]	75,000,000	74,000,625
DBS Bank Ltd.
5.310%, due 05/29/24[2]	55,000,000	54,763,448
5.500%, due 05/28/24[2]	79,000,000	78,671,996
5.656%, due 05/28/24[2]	14,000,000	13,941,873
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.300%, due 05/01/24[2]	300,000,000	299,955,642
Erste Finance Delaware LLC
5.330%, due 05/01/24[2]	345,000,000	344,948,988
5.330%, due 05/07/24[2]	300,000,000	299,688,501
Federation des Caisses Desjardins du Quebec
5.310%, due 05/06/24[2]	65,000,000	64,942,289
5.340%, due 05/06/24[2]	85,000,000	84,924,532
5.340%, due 05/13/24[2]	120,000,000	119,768,806
5.350%, due 07/03/24[2]	70,000,000	69,328,664
Mizuho Bank Ltd.
5.435%, due 06/05/24[2]	86,000,000	85,535,600
5.450%, due 05/28/24[2]	36,470,000	36,319,729
5.550%, due 05/07/24[2]	41,000,000	40,957,269
5.595%, due 06/05/24[2]	15,000,000	14,919,000
5.689%, due 05/07/24[2]	8,000,000	7,991,662
National Australia Bank Ltd.
5.100%, due 08/06/24[2]	33,000,000	32,511,307
Secured Overnight Financing Rate + 0.170%, 5.490%, due 05/01/24[1,2]	100,000,000	100,007,181
5.630%, due 05/06/24[2]	40,000,000	39,964,815
Nordea Bank Abp 5.615%, due 05/17/24[2]	19,000,000	18,952,447
NRW Bank 5.305%, due 05/07/24[2]	150,000,000	149,845,708
Oversea-Chinese Banking Corp. Ltd. 5.320%, due 05/07/24[2]	93,800,000	93,703,061
Podium Funding Trust
Secured Overnight Financing Rate + 0.230%, 5.550%, due 05/01/24[1]	51,000,000	51,008,619
5.610%, due 05/07/24	44,000,000	43,954,399
5.716%, due 05/14/24	15,000,000	14,968,873
5.752%, due 05/07/24	9,000,000	8,990,672
Skandinaviska Enskilda Banken AB
5.570%, due 06/17/24[2]	69,000,000	68,515,841
5.630%, due 05/02/24[2]	82,000,000	81,975,843
5.747%, due 06/17/24[2]	13,000,000	12,908,782
Sumitomo Mitsui Banking Corp. 5.696%, due 05/14/24[2]	17,000,000	16,964,890
Sumitomo Mitsui Trust Bank Ltd.
5.110%, due 08/01/24[2]	103,000,000	101,564,906
5.260%, due 06/03/24[2]	93,000,000	92,533,587

Prime Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value

Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
5.370%, due 07/03/24[2]	$55,000,000	$54,477,815
5.400%, due 07/24/24[2]	50,000,000	49,364,231
5.411%, due 06/03/24[2]	14,000,000	13,929,787
5.420%, due 05/06/24[2]	50,000,000	49,955,952
5.650%, due 05/03/24[2]	66,000,000	65,970,917
Svenska Handelsbanken AB
5.160%, due 07/30/24[2]	69,000,000	68,077,824
5.460%, due 08/06/24[2]	23,000,000	22,669,752
5.675%, due 08/06/24[2]	13,000,000	12,813,338
Secured Overnight Financing Rate + 0.370%, 5.690%, due 05/01/24[1,2]	60,000,000	60,007,397
Swedbank AB
Secured Overnight Financing Rate + 0.210%, 5.530%, due 05/01/24[1]	97,000,000	97,032,260
5.585%, due 05/14/24	87,000,000	86,821,411
5.732%, due 05/14/24	17,000,000	16,965,103
Toronto-Dominion Bank
5.450%, due 08/14/24[2]	85,000,000	83,657,560
5.672%, due 08/14/24[2]	17,000,000	16,731,512
Westpac Banking Corp.
5.470%, due 08/05/24[2]	22,750,000	22,422,539
5.685%, due 08/05/24[2]	5,000,000	4,928,030
Westpac Securities NZ Ltd. 5.630%, due 05/06/24[2]	32,000,000	31,971,588

		4,502,838,521

Banking-U.S.—0.7%
Cooperatieve Rabobank UA
5.475%, due 06/06/24	40,550,000	40,330,015
5.500%, due 06/13/24	50,295,000	49,970,442
5.510%, due 05/10/24	25,000,000	24,963,307
5.638%, due 06/06/24	7,000,000	6,962,025
5.651%, due 05/10/24	5,000,000	4,992,661
5.670%, due 06/13/24	10,000,000	9,935,469

		137,153,919
Total commercial paper (cost—$7,394,122,078)		7,393,133,954

Time deposits—3.1%
Banking-non-U.S.—3.1%
ABN AMRO Bank N.V. 5.310%, due 05/01/24	125,000,000	125,000,000
Credit Agricole Corporate & Investment Bank S.A. 5.300%, due 05/01/24	247,000,000	247,000,000
Mizuho Bank Ltd. 5.320%, due 05/01/24	275,000,000	275,000,000
Total time deposits (cost—$647,000,000)		647,000,000

Repurchase agreements—53.9%
Repurchase agreement dated 04/30/24 with Bank of America NA, 5.310% due 05/01/24, collateralized by $9,249,708 Federal National Mortgage Association obligation, 2.500% due 12/01/51; (value—$6,324,000); proceeds: $6,200,915	6,200,000	6,200,000

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.650% due 06/04/24, collateralized by $42,555,000 various asset-backed convertible bonds, 0.125% to 4.625% due 06/15/24 to 09/30/29; (value—$55,000,226); proceeds: $54,049,167[3]	$50,000,000	$50,000,000
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.550% due 05/07/24, collateralized by $56,972,000 various asset-backed convertible bonds, zero coupon to 7.500% due 05/15/24 to 03/15/66; (value—$58,093,175); proceeds: $58,295,700[3]	54,000,000	54,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 07/29/24, collateralized by $88,480,013 various asset-backed convertible bonds, zero coupon to 8.750% due 06/15/24 to 06/01/58; (value—$63,000,000); proceeds: $64,371,817[3]	60,000,000	60,000,000
Repurchase agreement dated 05/15/23 with J.P. Morgan Securities LLC, 5.550% due 05/07/24, collateralized by $67,481,032 various asset-backed convertible bonds, zero coupon to 11.000% due 12/15/24 to 08/15/31; (value—$82,499,781); proceeds: $79,058,438[3]	75,000,000	75,000,000
Repurchase agreement dated 04/01/24 with BofA Securities Inc, 5.970% due 08/05/24, collateralized by $192,702,693 various asset-backed convertible bonds, zero coupon to 12.250% due 05/15/24 to 12/01/86; (value—$186,375,939); proceeds: $175,841,604[3]	175,000,000	175,000,000
Repurchase agreement dated 04/30/24 with BNP Paribas SA, 5.450% due 05/01/24, collateralized by $224,065,133 various asset-backed convertible bonds, zero coupon to 10.500% due 06/15/24 to 12/31/99; (value—$192,426,978); proceeds: $175,026,493	175,000,000	175,000,000
Repurchase agreement dated 04/30/24 with Barclays Bank PLC, 5.310% due 05/01/24, collateralized by $367,836,541 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.000% due 01/25/51 to 03/01/54 and $666,318,028 Federal National Mortgage Association obligations, 2.000% to 6.000% due 06/01/51 to 03/01/54; (value—$408,000,000); proceeds: $400,059,000	400,000,000	400,000,000

Prime Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/24 with Fixed Income Clearing Corp., 5.310% due 05/01/24, collateralized by $3,649,735,600 U.S. Treasury Bills, zero coupon due 07/25/24 to 10/10/24, $1,462,454,300 U.S. Treasury Bonds, 2.250% to 2.875% due 05/15/49 to 08/15/49, $1,757,479,000 U.S. Treasury Inflation Index Notes, 0.125% due 10/15/24 to 10/15/25, and $3,955,628,000 U.S. Treasury Notes, 0.250% to 5.380% due 08/31/24 to 10/31/25; (value—$10,584,540,217); proceeds: $10,378,530,608	$10,377,000,000	$10,377,000,000
Total repurchase agreements (cost—$11,372,200,000)		11,372,200,000
Total investments (cost—$20,982,322,078 which approximates cost for federal income tax purposes)—99.4%		20,981,587,879

Other assets in excess of liabilities—0.6%		125,288,751
Net assets—100.0%		$21,106,876,630

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—April 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,569,253,925	$—	$1,569,253,925
Commercial paper	—	7,393,133,954	—	7,393,133,954
Time deposits	—	647,000,000	—	647,000,000
Repurchase agreements	—	11,372,200,000	—	11,372,200,000
Total	$—	$20,981,587,879	$—	$20,981,587,879

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $6,483,155,405, represented 30.7% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2024.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
U.S. government agency obligations—8.0%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.090%, 5.410%, due 05/01/24[1]	$22,000,000	$22,000,000
Secured Overnight Financing Rate + 0.100%, 5.420%, due 05/01/24[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.105%, 5.425%, due 05/01/24[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 5.440%, due 05/01/24[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.125%, 5.445%, due 05/01/24[1]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.130%, 5.450%, due 05/01/24[1]	150,500,000	150,500,000
Secured Overnight Financing Rate + 0.135%, 5.455%, due 05/01/24[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 5.460%, due 05/01/24[1]	86,000,000	86,001,197
Secured Overnight Financing Rate + 0.150%, 5.470%, due 05/01/24[1]	109,000,000	109,000,000
Secured Overnight Financing Rate + 0.155%, 5.475%, due 05/01/24[1]	156,000,000	156,000,000
Secured Overnight Financing Rate + 0.160%, 5.480%, due 05/01/24[1]	263,000,000	263,000,000
Secured Overnight Financing Rate + 0.165%, 5.485%, due 05/01/24[1]	61,000,000	61,000,000
3 mo. Treasury money market yield + 0.160%, 5.486%, due 05/01/24[1]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.170%, 5.490%, due 05/01/24[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 5.500%, due 05/01/24[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.200%, 5.520%, due 05/01/24[1]	60,000,000	60,000,000
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.055%, 5.375%, due 05/01/24[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.100%, 5.420%, due 05/01/24[1]	90,000,000	90,000,000
Secured Overnight Financing Rate + 0.115%, 5.435%, due 05/01/24[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.125%, 5.445%, due 05/01/24[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.155%, 5.475%, due 05/01/24[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 5.480%, due 05/01/24[1]	142,000,000	142,000,000
Total U.S. government agency obligations (cost—$1,871,501,197)		1,871,501,197

U.S. Treasury obligations—57.3%
U.S. Treasury Bills
5.174%, due 07/18/24[2]	204,000,000	201,801,050
5.185%, due 08/01/24[2]	204,000,000	201,401,153
5.222%, due 07/25/24[2]	201,000,000	198,617,592
5.250%, due 07/05/24[2]	205,000,000	203,132,649
5.286%, due 06/27/24[2]	101,000,000	100,187,624
5.308%, due 08/22/24[2]	110,000,000	108,239,083
5.308%, due 09/12/24[2]	111,000,000	108,892,850

	Face amount	Value

U.S. Treasury obligations—(continued)
5.312%, due 06/04/24[2]	$212,000,000	$210,968,856
5.313%, due 09/05/24[2]	111,000,000	109,000,967
5.313%, due 09/26/24[2]	243,000,000	237,900,105
5.329%, due 10/10/24[2]	248,000,000	242,286,080
5.334%, due 10/03/24[2]	243,000,000	237,637,969
5.340%, due 06/20/24[2]	185,000,000	183,681,875
5.340%, due 08/29/24[2]	109,000,000	107,136,100
5.340%, due 09/19/24[2]	231,000,000	226,358,633
5.343%, due 05/14/24[2]	206,000,000	205,614,666
5.349%, due 05/21/24[2]	202,000,000	201,418,128
5.349%, due 05/28/24[2]	202,000,000	201,214,473
5.353%, due 05/02/24[2]	204,000,000	203,970,477
5.364%, due 05/07/24[2]	206,000,000	205,821,467
5.364%, due 08/06/24[2]	261,000,000	257,343,100
5.367%, due 10/17/24[2]	232,000,000	226,385,632
5.369%, due 07/11/24[2]	248,000,000	245,444,394
5.370%, due 07/30/24[2]	244,000,000	240,824,950
5.372%, due 10/24/24[2]	232,000,000	226,147,413
5.374%, due 05/16/24[2]	200,000,000	199,564,167
5.374%, due 05/23/24[2]	220,000,000	219,296,856
5.374%, due 06/27/24[2]	243,000,000	240,987,757
5.375%, due 07/05/24[2]	243,000,000	240,705,337
5.375%, due 07/16/24[2]	230,000,000	227,470,256
5.377%, due 10/31/24[2]	235,000,000	228,863,693
5.379%, due 05/09/24[2]	221,000,000	220,742,903
5.380%, due 06/18/24[2]	215,000,000	213,505,033
5.380%, due 06/25/24[2]	215,000,000	213,287,017
5.384%, due 06/06/24[2]	222,000,000	220,836,720
5.389%, due 06/20/24[2]	231,000,000	229,317,229
5.391%, due 07/02/24[2]	216,000,000	214,056,300
5.395%, due 06/13/24[2]	221,000,000	219,614,146
5.395%, due 07/18/24[2]	232,000,000	229,361,000
5.395%, due 08/01/24[2]	235,000,000	231,881,354
5.396%, due 08/13/24[2]	246,000,000	242,283,213
5.400%, due 05/30/24[2]	218,000,000	217,077,164
5.400%, due 07/25/24[2]	232,000,000	229,121,428
5.404%, due 06/06/24[2]	204,000,000	202,941,240
5.404%, due 06/13/24[2]	202,000,000	200,747,768
5.406%, due 08/27/24[2]	232,000,000	228,015,271
5.446%, due 05/23/24[2]	288,000,000	287,079,520
5.457%, due 05/30/24[2]	311,000,000	309,687,234
5.479%, due 05/09/24[2]	190,000,000	189,777,911
5.489%, due 05/16/24[2]	287,000,000	286,369,796
5.543%, due 05/02/24[2]	194,000,000	193,971,331
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.037%, 5.363%, due 05/01/24[1]	329,000,000	328,958,484
3 mo. Treasury money market yield + 0.140%, 5.466%, due 05/01/24[1]	522,000,000	521,945,760
3 mo. Treasury money market yield + 0.150%, 5.476%, due 05/01/24[1]	232,000,000	232,000,000
3 mo. Treasury money market yield + 0.200%, 5.526%, due 05/01/24[1]	449,000,000	449,103,334
3 mo. Treasury money market yield + 0.245%, 5.571%, due 05/01/24[1]	699,000,000	699,315,892
U.S. Treasury Notes
0.625%, due 10/15/24	101,000,000	99,029,858

Government Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value

U.S. Treasury obligations—(concluded)
0.750%, due 11/15/24	$51,000,000	$49,823,643
1.500%, due 10/31/24	101,000,000	99,266,770
1.500%, due 11/30/24	51,000,000	49,946,352
Total U.S. Treasury obligations (cost—$13,357,379,023)		13,357,379,023

Repurchase agreements—35.1%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 06/04/24, collateralized by $10,394,671 Federal Home Loan Mortgage Corp., obligations, 3.500% to 6.000% due 09/01/38 to 08/01/52 and $269,122,672 Federal National Mortgage Association obligations, 2.500% to 6.000% due 12/01/24 to 05/01/53; (value—$102,000,000); proceeds: $111,224,750[3]	100,000,000	100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 5.330% due 05/07/24, collateralized by $701,165,489 Federal National Mortgage Association obligations, 1.500% to 6.500% due 11/01/32 to 04/01/54; (value—$204,000,000); proceeds: $213,443,444[3]	200,000,000	200,000,000
Repurchase agreement dated 04/30/24 with Mitsubishi UFJ Securities Americas, Inc., 5.320% due 05/01/24, collateralized by $318,823 Federal Home Loan Mortgage Corp., obligations, 2.500% to 4.500% due 12/01/46 to 05/01/52, $405,272,836 Federal National Mortgage Association obligations, 2.000% to 6.500% due 12/01/24 to 05/01/54 and $129,968,035 Government National Mortgage Association obligations, 1.000% to 6.500% due 01/20/39 to 01/20/54; (value—$280,500,000); proceeds: $275,040,639	275,000,000	275,000,000
Repurchase agreement dated 09/19/23 with J.P. Morgan Securities LLC, 5.440% due 07/29/24, collateralized by $806,868,126 Federal Home Loan Mortgage Corp., obligations, zero coupon to 4.840% due 01/25/38 to 01/25/55, $1,171,532,611 Federal National Mortgage Association obligations, zero coupon to 5.500% due 03/25/33 to 11/25/53 and $2,129,834,372 Government National Mortgage Association obligations, zero coupon to 5.000% due 06/20/43 to 03/16/64; (value—$309,000,000); proceeds: $310,154,667[3]	300,000,000	300,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/24 with Toronto-Dominion Bank, 5.320% due 05/01/24, collateralized by $476,580,146 Federal Home Loan Mortgage Corp., obligations, 1.500% to 5.845% due 02/15/27 to 10/15/52, $1,101,970,558 Federal National Mortgage Association obligations, 1.000% to 6.500% due 05/25/30 to 09/25/53 and $353,380,522 Government National Mortgage Association obligations, 2.500% to 7.500% due 07/16/32 to 03/20/54; (value—$408,000,000); proceeds: $400,059,111	$400,000,000	$400,000,000
Repurchase agreement dated 04/30/24 with J.P. Morgan Securities LLC, 5.320% due 05/01/24, collateralized by $1,072,455,184 Federal National Mortgage Association obligations, 2.000% to 7.047% due 12/01/34 to 04/01/59; (value—$510,000,000); proceeds: $500,073,889	500,000,000	500,000,000
Repurchase agreement dated 04/30/24 with Fixed Income Clearing Corp., 5.310% due 05/01/24, collateralized by $2,478,949,800 U.S. Treasury Bills, zero coupon due 06/04/24 to 06/25/24, $199,421,200 U.S. Treasury Inflation Index Note, 0.625% due 01/15/26 and $3,919,423,900 U.S. Treasury Notes, 0.250% to 5.000% due 10/31/25 to 12/31/25; (value—$6,541,260,211); proceeds: $6,413,945,918	6,413,000,000	6,413,000,000
Total repurchase agreements (cost—$8,188,000,000)		8,188,000,000
Total investments (cost—$23,416,880,220 which approximates cost for federal income tax purposes)—100.4%		23,416,880,220

Liabilities in excess of other assets—(0.4)%		(93,409,649)
Net assets—100.0%		$23,323,470,571

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—April 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$1,871,501,197	$—	$1,871,501,197
U.S. Treasury obligations	—	13,357,379,023	—	13,357,379,023
Repurchase agreements	—	8,188,000,000	—	8,188,000,000
Total	$—	$23,416,880,220	$—	$23,416,880,220

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rates shown reflect yield at April 30, 2024.
[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2024.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
U.S. Treasury obligations—62.4%
U.S. Treasury Bills
5.174%, due 07/18/24[1]	$379,000,000	$374,914,696
5.185%, due 08/01/24[1]	379,000,000	374,171,751
5.222%, due 07/25/24[1]	375,000,000	370,555,208
5.250%, due 07/05/24[1]	367,000,000	363,656,987
5.286%, due 06/27/24[1]	363,000,000	360,080,272
5.308%, due 08/22/24[1]	191,000,000	187,942,408
5.308%, due 09/12/24[1]	201,000,000	197,184,350
5.312%, due 06/04/24[1]	377,000,000	375,166,314
5.313%, due 09/05/24[1]	204,000,000	200,326,102
5.313%, due 09/26/24[1]	402,000,000	393,563,137
5.329%, due 10/10/24[1]	1,000,000	976,960
5.329%, due 10/10/24[1]	400,000,000	390,784,000
5.334%, due 10/03/24[1]	396,000,000	387,261,875
5.340%, due 06/20/24[1]	371,000,000	368,356,625
5.340%, due 08/29/24[1]	191,000,000	187,733,900
5.340%, due 09/19/24[1]	400,000,000	391,963,000
5.343%, due 05/14/24[1]	379,000,000	378,291,059
5.349%, due 05/21/24[1]	380,000,000	378,905,389
5.349%, due 05/28/24[1]	375,000,000	373,541,719
5.353%, due 05/02/24[1]	379,000,000	378,945,150
5.364%, due 05/07/24[1]	372,000,000	371,677,600
5.364%, due 08/06/24[1]	394,000,000	388,479,622
5.367%, due 10/17/24[1]	405,000,000	395,199,056
5.369%, due 07/11/24[1]	401,000,000	396,867,751
5.370%, due 07/30/24[1]	402,000,000	396,768,975
5.372%, due 10/24/24[1]	378,000,000	368,464,320
5.374%, due 05/16/24[1]	350,000,000	349,237,292
5.374%, due 05/23/24[1]	381,000,000	379,782,282
5.374%, due 06/27/24[1]	402,000,000	398,671,105
5.375%, due 07/05/24[1]	396,000,000	392,260,550
5.375%, due 07/16/24[1]	402,000,000	397,578,447
5.377%, due 10/31/24[1]	397,000,000	386,633,558
5.379%, due 05/09/24[1]	385,000,000	384,552,117
5.380%, due 06/18/24[1]	386,000,000	383,316,013
5.380%, due 06/25/24[1]	382,000,000	378,956,468
5.384%, due 06/06/24[1]	407,000,000	404,867,320
5.389%, due 06/20/24[1]	400,000,000	397,086,111
5.391%, due 07/02/24[1]	390,000,000	386,490,542
5.395%, due 06/13/24[1]	405,000,000	402,460,312
5.395%, due 07/18/24[1]	405,000,000	400,393,125
5.395%, due 08/01/24[1]	397,000,000	391,731,479
5.396%, due 08/13/24[1]	402,000,000	395,926,227
5.400%, due 05/30/24[1]	383,000,000	381,378,687
5.400%, due 07/25/24[1]	378,000,000	373,309,912
5.404%, due 06/06/24[1]	359,000,000	357,136,790
5.404%, due 06/13/24[1]	375,000,000	372,675,312
5.406%, due 08/27/24[1]	386,000,000	379,370,236
5.446%, due 05/23/24[1]	541,000,000	539,270,904
5.457%, due 05/30/24[1]	541,000,000	538,716,379
5.479%, due 05/09/24[1]	363,000,000	362,575,693
5.489%, due 05/16/24[1]	549,000,000	547,794,487
5.543%, due 05/02/24[1]	359,000,000	358,946,948
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.037%, 5.363%, due 05/01/24[2]	1,126,000,000	1,125,890,352

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo. Treasury money market yield + 0.140%, 5.466%, due 05/01/24[2]	$1,096,000,000	$ 1,095,869,132
3 mo. Treasury money market yield + 0.150%, 5.476%, due 05/01/24[2]	386,000,000	386,000,000
3 mo. Treasury money market yield + 0.200%, 5.526%, due 05/01/24[2]	794,000,000	794,179,047
3 mo. Treasury money market yield + 0.245%, 5.571%, due 05/01/24[2]	1,246,000,000	1,246,542,370
U.S. Treasury Notes
0.625%, due 10/15/24	188,000,000	184,332,805
0.750%, due 11/15/24	94,000,000	91,831,812
1.500%, due 10/31/24	188,000,000	184,773,790
1.500%, due 11/30/24	94,000,000	92,057,983
Total U.S. Treasury obligations (cost—$24,394,373,813)		24,394,373,813

Repurchase agreements—38.7%
Repurchase agreement dated 04/30/24 with Toronto-Dominion Bank, 5.300%, due 05/01/24, collateralized by $106,587,500 U.S. Treasury Notes, 1.125% to 4.500%, due 02/28/25 to 04/30/29; (value—$102,000,029); proceeds: $100,014,722	100,000,000	100,000,000
Repurchase agreement dated 04/30/24 with J.P. Morgan Securities LLC, 5.310%, due 05/01/24, collateralized by $277,194,800 U.S. Treasury Note, 0.750%, due 05/31/26; (value—$255,000,021); proceeds: $250,036,875	250,000,000	250,000,000
Repurchase agreement dated 03/21/24 with Barclays Bank PLC, 5.330%, due 05/02/24, collateralized by $720,921,800 U.S. Treasury Bonds, 2.375% to 3.750%, due 08/15/41 to 05/15/51 and $1,573,296,100 U.S. Treasury Notes, 0.250% to 4.250%, due 09/30/25 to 02/28/31; (value—$2,040,000,022); proceeds: $2,012,436,667	2,000,000,000	2,000,000,000
Repurchase agreement dated 04/30/24 with Barclays Bank PLC, 5.330%, due 05/01/24, collateralized by $3,207,551,565 U.S. Treasury Bond Strips, zero coupon due 08/15/24 to 02/15/52, $417,184,600 U.S. Treasury Bond Principal Strips, zero coupon due 08/15/25 to 05/15/53, $622,782,700 U.S. Treasury Inflation Index Bonds, 0.125% to 3.875%, due 01/15/26 to 02/15/53 and $1,153,448,500 U.S. Treasury Inflation Index Notes, 0.125% to 1.750%, due 10/15/24 to 01/15/34; (value—$4,171,800,075); proceeds: $4,090,605,547	4,090,000,000	4,090,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/24 with Fixed Income Clearing Corp., 5.310%, due 05/01/24, collateralized by $600,694,100 U.S. Treasury Bills, zero coupon due 06/25/24 to 07/05/24, $4,049,406,600 U.S. Treasury Inflation Index Notes, 0.125% to 0.625%, due 07/15/24 to 01/15/26 and $3,176,638,400 U.S. Treasury Notes, 0.375% to 5.500%, due 01/31/26 to 03/31/26; (value—$8,851,560,304); proceeds: $8,679,280,005	$8,678,000,000	$$8,678,000,000
Total repurchase agreements (cost—$15,118,000,000)		15,118,000,000
Total investments (cost—$39,512,373,813 which approximates cost for federal income tax purposes)—101.1%		39,512,373,813

Liabilities in excess of other assets—(1.1)%		(415,343,546)
Net assets—100.0%		$39,097,030,267

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$24,394,373,813	$—	$24,394,373,813
Repurchase agreements	—	15,118,000,000	—	15,118,000,000
Total	$—	$39,512,373,813	$—	$39,512,373,813

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2024.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
U.S. Treasury obligations—101.5%
U.S. Treasury Bills
5.303%, due 07/25/24[1]	$500,000	$493,942
5.310%, due 08/22/24[1]	250,000	245,984
5.313%, due 09/26/24[1]	250,000	244,753
5.317%, due 08/08/24[1]	510,000	502,799
5.329%, due 10/10/24[1]	250,000	244,240
5.334%, due 10/03/24[1]	250,000	244,484
5.352%, due 05/14/24[1]	450,000	449,150
5.353%, due 05/28/24[1]	500,000	498,042
5.354%, due 05/21/24[1]	380,000	378,892
5.356%, due 05/21/24[1]	500,000	498,547
5.358%, due 06/04/24[1]	500,000	497,534
5.362%, due 05/14/24[1]	760,000	758,559
5.362%, due 05/21/24[1]	370,000	368,920
5.363%, due 05/23/24[1]	530,000	528,298
5.364%, due 05/09/24[1]	195,000	194,772
5.364%, due 06/11/24[1]	500,000	497,027
5.364%, due 06/18/24[1]	500,000	496,522
5.364%, due 08/06/24[1]	250,000	246,497
5.365%, due 07/02/24[1]	500,000	495,516
5.367%, due 10/17/24[1]	250,000	243,950
5.368%, due 05/16/24[1]	390,000	389,145
5.369%, due 06/25/24[1]	500,000	496,015
5.369%, due 07/11/24[1]	250,000	247,424
5.370%, due 07/30/24[1]	250,000	246,747
5.371%, due 05/09/24[1]	510,000	509,404
5.371%, due 05/28/24[1]	1,000,000	996,051
5.372%, due 10/24/24[1]	250,000	243,693
5.373%, due 07/09/24[1]	500,000	495,007
5.374%, due 05/02/24[1]	500,000	499,927
5.374%, due 05/02/24[1]	750,000	749,890
5.374%, due 05/07/24[1]	750,000	749,342
5.374%, due 05/09/24[1]	500,000	499,416
5.374%, due 06/27/24[1]	250,000	247,930
5.375%, due 06/20/24[1]	250,000	248,183
5.375%, due 07/05/24[1]	250,000	247,639
5.376%, due 05/16/24[1]	820,000	818,200
5.377%, due 06/04/24[1]	780,000	776,120
5.377%, due 10/31/24[1]	250,000	243,472
5.378%, due 06/06/24[1]	780,000	775,885
5.379%, due 05/07/24[1]	500,000	499,561
5.380%, due 05/30/24[1]	1,230,000	1,224,771
5.387%, due 05/23/24[1]	770,000	767,516
5.387%, due 06/06/24[1]	750,000	746,040
5.395%, due 07/18/24[1]	250,000	247,156
5.395%, due 08/01/24[1]	250,000	246,682
5.396%, due 08/13/24[1]	250,000	246,223
5.400%, due 07/25/24[1]	250,000	246,898
5.406%, due 08/27/24[1]	250,000	245,706

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.037%, 5.363%, due 05/01/24[2]	$740,000	$740,025
3 mo. Treasury money market yield + 0.140%, 5.466%, due 05/01/24[2]	740,000	740,359
3 mo. Treasury money market yield + 0.150%, 5.476%, due 05/01/24[2]	250,000	250,000
3 mo. Treasury money market yield + 0.200%, 5.526%, due 05/01/24[2]	740,000	740,750
3 mo. Treasury money market yield + 0.245%, 5.571%, due 05/01/24[2]	928,000	928,940
Total U.S. Treasury obligations (cost—$25,478,545)		25,478,545
Total investments (cost—$25,478,545 which approximates cost for federal income tax purposes)—101.5%		25,478,545

Liabilities in excess of other assets—(1.5)%		(379,533)
Net assets—100.0%		$25,099,012

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

100% US Treasury Master Fund

Portfolio of investments—April 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$25,478,545	$—	$25,478,545
Total	$—	$25,478,545	$—	$25,478,545

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Certificates of deposit—13.6%
Banking-non-U.S.—12.3%
Bank of Nova Scotia Secured Overnight Financing Rate + 0.350%, 5.670%, due 05/01/24[1]	$75,000,000	$75,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.300%, 5.620%, due 05/01/24[1]	72,000,000	72,000,000
5.830%, due 05/13/24	63,000,000	63,000,000
Mitsubishi UFJ Trust & Banking Corp. Secured Overnight Financing Rate + 0.300%, 5.620%, due 05/01/24[1]	51,000,000	51,000,000
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.190%, 5.510%, due 05/01/24[1]	67,000,000	67,000,000
5.800%, due 05/03/24	84,000,000	84,000,000
MUFG Bank Ltd.
5.400%, due 08/21/24	70,000,000	70,000,000
Secured Overnight Financing Rate + 0.170%, 5.490%, due 05/01/24[1]	65,000,000	65,000,000
Secured Overnight Financing Rate + 0.230%, 5.550%, due 05/01/24[1]	67,000,000	67,000,000
Nordea Bank Abp
5.245%, due 08/01/24	35,000,000	35,000,000
5.900%, due 07/15/24	58,000,000	58,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.110%, 5.430%, due 05/01/24[1]	54,000,000	54,000,000
Secured Overnight Financing Rate + 0.190%, 5.510%, due 05/01/24[1]	25,000,000	25,000,000
Secured Overnight Financing Rate + 0.200%, 5.520%, due 05/01/24[1]	54,000,000	54,000,000
Secured Overnight Financing Rate + 0.220%, 5.540%, due 05/01/24[1]	72,000,000	72,000,000
Royal Bank of Canada
5.730%, due 05/09/24	60,000,000	60,000,000
Secured Overnight Financing Rate + 0.630%, 5.950%, due 05/01/24[1]	49,000,000	49,000,000
Skandinaviska Enskilda Banken AB
5.230%, due 08/30/24	69,000,000	69,000,000
Secured Overnight Financing Rate + 0.180%, 5.500%, due 05/01/24[1]	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.170%, 5.490%, due 05/01/24[1]	70,000,000	70,000,000
Secured Overnight Financing Rate + 0.170%, 5.490%, due 05/01/24[1]	44,000,000	44,000,000
Secured Overnight Financing Rate + 0.240%, 5.560%, due 05/01/24[1]	66,000,000	66,000,000
Secured Overnight Financing Rate + 0.240%, 5.560%, due 05/01/24[1]	72,000,000	72,000,000
Secured Overnight Financing Rate + 0.300%, 5.620%, due 05/01/24[1]	64,000,000	64,000,000
5.800%, due 05/03/24	60,000,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.
Secured Overnight Financing Rate + 0.170%, 5.490%, due 05/01/24[1]	73,000,000	73,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Secured Overnight Financing Rate + 0.190%, 5.510%, due 05/01/24[1]	$67,000,000	$67,000,000

		1,637,000,000

Banking-U.S.—1.3%
Cooperatieve Rabobank UA 5.900%, due 07/03/24	57,000,000	57,000,000
KBC Bank NV
5.310%, due 05/07/24	60,000,000	60,000,000
5.330%, due 05/06/24	60,000,000	60,000,000

		177,000,000
Total Certificates of deposit (cost—$1,814,000,000)		1,814,000,000

Commercial paper—40.6%
Asset-backed-miscellaneous—16.3%
Antalis SA
5.400%, due 07/02/24[2]	36,000,000	35,665,200
5.410%, due 05/02/24[2]	18,000,000	17,997,295
5.410%, due 05/06/24[2]	24,000,000	23,981,967
5.410%, due 05/07/24[2]	19,000,000	18,982,868
5.430%, due 07/09/24[2]	43,000,000	42,552,478
5.430%, due 07/11/24[2]	30,000,000	29,678,725
Atlantic Asset Securitization LLC
5.340%, due 05/28/24[2]	37,000,000	36,851,815
5.350%, due 06/14/24[2]	33,000,000	32,784,217
5.440%, due 06/12/24[2]	33,000,000	32,790,560
5.550%, due 05/01/24[1,2]	75,000,000	75,000,000
Barton Capital SA
5.210%, due 07/29/24[2]	20,000,000	19,742,394
5.320%, due 05/03/24[2]	20,000,000	19,994,089
5.340%, due 05/13/24[2]	20,000,000	19,964,400
5.380%, due 06/14/24[2]	33,000,000	32,783,007
5.380%, due 07/16/24[2]	20,000,000	19,772,844
Cabot Trail Funding Llc 5.310%, due 05/01/24[2]	100,000,000	100,000,000
Cabot Trail Funding LLC
5.210%, due 08/01/24[2]	74,000,000	73,014,731
5.290%, due 06/27/24[2]	23,000,000	22,807,356
5.330%, due 06/20/24[2]	45,000,000	44,666,875
5.330%, due 08/08/24[2]	10,000,000	9,853,425
Cancara Asset Securitisation LLC 5.340%, due 05/14/24	20,000,000	19,961,433
Fairway Finance Co. LLC
5.450%, due 05/30/24[2]	26,000,000	25,885,853
5.450%, due 06/04/24[2]	27,000,000	26,861,025
5.450%, due 06/10/24[2]	16,000,000	15,903,111
Gotham Funding Corp. 5.360%, due 07/08/24[2]	16,000,000	15,838,009
Liberty Street Funding LLC
5.265%, due 09/05/24[2]	27,864,000	27,346,461
5.605%, due 05/08/24[2]	24,000,000	23,973,843
LMA-Americas LLC
5.340%, due 07/17/24[2]	10,000,000	9,885,783
5.340%, due 07/18/24[2]	20,000,000	19,768,600
5.380%, due 10/08/24[2]	50,000,000	48,804,445

Prime CNAV Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
5.450%, due 06/06/24[2]	$20,000,000	$19,891,000
5.450%, due 06/13/24[2]	17,000,000	16,889,335
5.460%, due 06/10/24[2]	41,000,000	40,751,267
5.470%, due 05/10/24[2]	21,275,000	21,245,906
5.480%, due 05/02/24[2]	43,000,000	42,993,454
5.480%, due 05/03/24[2]	44,000,000	43,986,604
5.530%, due 05/28/24[2]	19,000,000	18,921,198
Nieuw Amsterdam Receivables Corp. BV
5.190%, due 07/25/24[2]	12,000,000	11,852,950
5.210%, due 07/25/24[2]	52,000,000	51,360,328
5.230%, due 08/22/24[2]	67,000,000	65,900,102
Old Line Funding LLC
5.440%, due 06/13/24	19,000,000	18,876,542
Secured Overnight Financing Rate + 0.180%, 5.500%, due 05/01/24[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.190%, 5.510%, due 05/01/24[1,2]	55,000,000	55,000,000
Secured Overnight Financing Rate + 0.210%, 5.530%, due 05/01/24[1,2]	28,000,000	28,000,000
Secured Overnight Financing Rate + 0.240%, 5.560%, due 05/01/24[1,2]	27,000,000	27,000,000
Secured Overnight Financing Rate + 0.240%, 5.560%, due 05/01/24[1,2]	18,000,000	18,000,000
5.570%, due 05/01/24[1]	37,000,000	37,000,000
Sheffield Receivables Co. LLC
5.260%, due 08/21/24[2]	72,000,000	70,821,760
5.330%, due 05/06/24[2]	70,000,000	69,948,181
5.330%, due 06/03/24[2]	37,000,000	36,819,224
5.330%, due 06/04/24[2]	35,000,000	34,823,814
5.360%, due 07/09/24[2]	15,000,000	14,845,900
Starbird Funding Corp. 5.310%, due 05/01/24[2]	25,000,000	25,000,000
Thunder Bay Funding LLC
5.360%, due 06/18/24	19,000,000	18,864,213
5.450%, due 06/12/24	36,000,000	35,771,100
Secured Overnight Financing Rate + 0.210%, 5.530%, due 05/01/24[1,2]	17,000,000	17,000,000
5.570%, due 05/01/24[1]	55,000,000	55,000,000
Versailles Commercial Paper LLC
Secured Overnight Financing Rate + 0.120%, 5.440%, due 05/01/24[1,2]	72,000,000	72,000,000
Secured Overnight Financing Rate + 0.180%, 5.500%, due 05/01/24[1,2]	54,000,000	54,000,000
Victory Receivables Corp.
5.330%, due 05/02/24[2]	49,000,000	48,992,745
5.350%, due 05/21/24[2]	46,000,000	45,863,278
5.400%, due 07/16/24[2]	35,000,000	34,601,000
5.400%, due 07/18/24[2]	35,000,000	34,590,500

		2,179,723,210

Banking-non-U.S.—22.9%
ANZ New Zealand International Ltd.
5.160%, due 07/29/24[2]	35,000,000	34,553,517
5.500%, due 08/20/24[2]	43,000,000	42,270,792

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Australia & New Zealand Banking Group Ltd.
5.230%, due 07/15/24[2]	$19,000,000	$18,792,979
5.530%, due 08/09/24[2]	57,000,000	56,124,417
5.620%, due 05/10/24[2]	57,000,000	56,919,915
Bank of Montreal 5.450%, due 06/11/24	39,000,000	38,757,929
5.570%, due 05/16/24	60,000,000	59,860,750
Bank of Nova Scotia Secured Overnight Financing Rate + 0.210%, 5.530%, due 05/01/24[1,2]	72,000,000	72,000,000
Barclays Bank PLC 5.340%, due 05/10/24[2]	30,000,000	29,959,950
5.350%, due 05/24/24[2]	20,000,000	19,931,639
Canadian Imperial Bank of Commerce 5.430%, due 06/05/24[2]	62,000,000	61,672,692
Commonwealth Bank of Australia Secured Overnight Financing Rate + 0.200%, 5.520%, due 05/01/24[1,2]	72,000,000	72,000,000
Cooperatieve Rabobank UA
5.100%, due 08/01/24	34,000,000	33,556,867
5.540%, due 05/07/24	33,000,000	32,969,530
DBS Bank Ltd.
5.310%, due 05/29/24[2]	33,000,000	32,863,710
5.500%, due 05/28/24[2]	58,000,000	57,760,750
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.300%, due 05/01/24[2]	445,000,000	445,000,000
Erste Finance Delaware LLC
5.330%, due 05/01/24[2]	100,000,000	100,000,000
5.330%, due 05/07/24[2]	100,000,000	99,911,167
Federation des Caisses Desjardins du Quebec
5.340%, due 05/13/24[2]	20,000,000	19,964,400
5.350%, due 07/03/24[2]	20,000,000	19,812,750
Mizuho Bank Ltd.
5.435%, due 06/05/24[2]	64,000,000	63,661,822
5.450%, due 05/28/24[2]	27,000,000	26,889,637
5.550%, due 05/07/24[2]	30,000,000	29,972,250
National Australia Bank Ltd.
5.100%, due 08/06/24[2]	23,000,000	22,683,942
Secured Overnight Financing Rate + 0.170%, 5.490%, due 05/01/24[1,2]	67,000,000	67,000,000
Secured Overnight Financing Rate + 0.200%, 5.520%, due 05/01/24[1,2]	72,000,000	72,000,000
Secured Overnight Financing Rate + 0.280%, 5.600%, due 05/01/24[1,2]	71,000,000	71,000,000
5.630%, due 05/06/24[2]	28,000,000	27,978,105
Nordea Bank Abp Secured Overnight Financing Rate + 0.150%, 5.470%, due 05/01/24[1,2]	71,000,000	71,000,000
Oversea-Chinese Banking Corp. Ltd. 5.320%, due 07/01/24[2]	58,000,000	57,477,162
Podium Funding Trust
Secured Overnight Financing Rate + 0.230%, 5.550%, due 05/01/24[1]	36,000,000	36,000,000
5.570%, due 05/01/24[1]	70,000,000	70,000,000
5.610%, due 05/07/24	33,000,000	32,969,145

Prime CNAV Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Skandinaviska Enskilda Banken AB
5.570%, due 06/17/24[2]	$48,000,000	$47,650,947
5.630%, due 05/02/24[2]	59,000,000	58,990,773
Sumitomo Mitsui Trust Bank Ltd.
5.110%, due 08/01/24[2]	69,000,000	68,098,937
5.260%, due 06/03/24[2]	65,000,000	64,686,592
5.370%, due 07/03/24[2]	37,000,000	36,652,292
5.420%, due 05/06/24[2]	36,000,000	35,972,900
5.650%, due 05/03/24[2]	36,000,000	35,988,700
Svenska Handelsbanken AB
5.160%, due 07/30/24[2]	46,000,000	45,406,600
5.200%, due 01/03/25[2]	74,000,000	71,359,844
5.460%, due 08/06/24[2]	49,310,000	48,584,568
Secured Overnight Financing Rate + 0.370%, 5.690%, due 05/01/24[1,2]	52,000,000	52,000,000
Swedbank AB Secured Overnight Financing Rate + 0.210%, 5.530%, due 05/01/24[1]	67,000,000	67,000,000
5.550%, due 05/01/24[1]	74,000,000	74,000,000
5.560%, due 05/01/24[1]	64,000,000	64,000,000
5.585%, due 05/14/24	61,000,000	60,876,975
Toronto-Dominion Bank 5.450%, due 08/14/24[2]	61,000,000	60,030,354
United Overseas Bank Ltd. 5.390%, due 07/17/24[2]	72,000,000	71,169,940
Westpac Banking Corp. 5.470%, due 08/05/24[2]	16,000,000	15,766,613
Westpac Securities NZ Ltd. 5.630%, due 05/06/24[2]	23,000,000	22,982,015

		3,054,533,867

Banking-U.S.—1.4%
Collateralized Commercial Paper FLEX Co. LLC Secured Overnight Financing Rate + 0.250%, 5.570%, due 05/01/24[1,2]	50,000,000	50,000,000
Collateralized Commercial Paper V Co. LLC Secured Overnight Financing Rate + 0.300%, 5.620%, due 05/01/24[1]	50,000,000	50,000,000
Cooperatieve Rabobank UA
5.475%, due 06/06/24	30,000,000	29,835,750
5.500%, due 06/13/24	36,000,000	35,763,500
5.510%, due 05/10/24	18,000,000	17,975,205

		183,574,455
Total commercial paper (cost—$5,417,831,532)		5,417,831,532

Time deposits: 5.6%
Banking-non-U.S.—5.6%
ABN AMRO Bank NV 5.310%, due 05/01/24	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank SA 5.300%, due 05/01/24	121,000,000	121,000,000

	Face amount	Value

Time deposits—(concluded)
Banking-non-U.S.—(concluded)
Mizuho Bank Ltd. 5.320%, due 05/01/24	$225,000,000	$225,000,000
Total time deposits (cost—$746,000,000)		746,000,000

Repurchase agreements—39.3%
Repurchase agreement dated 04/01/24 with BofA Securities Inc, 5.970% due 08/05/24, collateralized by $27,327,955 various asset-backed convertible bonds, 0.250% to 11.250% due 05/15/24 to 12/31/99; (value—$26,485,196); proceeds: $25,120,229[3]	25,000,000	25,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 7/29/24, collateralized by $49,278,893 various asset-backed convertible bonds, zero coupon to 6.250% due 06/01/24 to 06/01/55; (value—$42,000,000); proceeds: $42,914,544[3]	40,000,000	40,000,000
Repurchase agreement dated 04/30/24 with BNP Paribas SA, 5.450% due 05/01/24, collateralized by $56,142,000 various asset-backed convertible bonds, 3.150% to 9.375% due 06/05/24 to 12/31/99; (value—$54,000,199); proceeds: $50,007,569	50,000,000	50,000,000
Repurchase agreement dated 04/01/24 with BofA Securities Inc, 5.970% due 08/05/24, collateralized by $69,641,000 various asset-backed convertible bonds, zero coupon to 8.250% due 08/12/24 to 09/01/54; (value—$68,754,995); proceeds: $65,312,596[3]	65,000,000	65,000,000
Repurchase agreement dated 04/30/24 with BNP Paribas SA, 5.410% due 05/01/24, collateralized by $657,526,995 various asset-backed convertible bonds, zero coupon to 11.330% due 02/25/27 to 12/15/86; (value—$132,544,095); proceeds: $125,018,785	125,000,000	125,000,000
Repurchase agreement dated 04/30/24 with Fixed Income Clearing Corp., 5.310% due 05/01/24, collateralized by $1,441,452,300 U.S. Treasury Bills, zero coupon due 07/16/24 to 07/25/24, and $119,277,600 U.S. Treasury Inflation Index Notes, 0.125% due 07/15/24; (value—$1,581,000,248); proceeds: $1,550,228,625	1,550,000,000	1,550,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/24 with Barclays Bank PLC, 5.330% due 05/01/24, collateralized by $180,811,900 U.S. Treasury Inflation Index Bonds, 2.375% due 01/15/25 and $2,745,035,700 U.S. Treasury Inflation Index Notes, 0.125% to 1.250% due 07/15/24 to 07/15/32; (value—$3,468,000,055); proceeds: $3,400,503,389	$3,400,000,000	$3,400,000,000
Total repurchase agreements (cost—$5,255,000,000)		5,255,000,000
Total investments (cost—$13,232,831,532 which approximates cost for federal income tax purposes)—99.1%		13,232,831,532

Other assets in excess of liabilities—0.9%		124,119,419
Net assets—100.0%		$13,356,950,951

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,814,000,000	$—	$1,814,000,000
Commercial paper	—	5,417,831,532	—	5,417,831,532
Time deposits	—	746,000,000	—	746,000,000
Repurchase agreements	—	5,255,000,000	—	5,255,000,000
Total	$—	$13,232,831,532	$—	$13,232,831,532

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,528,792,593, represented 33.9% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2024.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Municipal bonds—94.9%
Alabama—0.1%
Mobile County Industrial Development Authority, Exxon Capital Venture, Inc., Revenue Bonds, 3.800%, VRD	$1,160,000	$1,160,000

Alaska—1.9%
City of Valdez, Exxon Mobil Corp., Refunding, Revenue Bonds,
Series B, 3.900%, VRD	13,350,000	13,350,000
Series C, 3.900%, VRD	9,080,000	9,080,000

		22,430,000

Arizona—0.5%
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B-REM, 3.850%, VRD	5,800,000	5,800,000

California—3.8%
California Statewide Communities Development Authority, Rady Children’s Hospital Obligated Group, Revenue Bonds, Series B, 3.600%, VRD	25,320,000	25,320,000
Los Angeles Department of Water & Power Power System Revenue, Refunding, Revenue Bonds, Subseries A-3-REMK, 3.650%, VRD	14,550,000	14,550,000
State of California, GO Bonds, Series A3, 3.600%, VRD	4,500,000	4,500,000

		44,370,000

District of Columbia—1.4%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 3.810%, VRD	11,000,000	11,000,000
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Subseries D-2, 3.750%, VRD	4,600,000	4,600,000

		15,600,000

Florida—0.9%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds, 3.800%, VRD	5,645,000	5,645,000
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Refunding, Revenue Bonds, Series B, 3.750%, VRD	4,955,000	4,955,000

		10,600,000

	Face amount	Value
Municipal bonds—(continued)
Illinois—8.8%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds, 3.750%, VRD	$9,700,000	$9,700,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds, Series G, 3.780%, VRD	7,600,000	7,600,000
Illinois Finance Authority, Refunding, Revenue Bonds, Series C, 3.650%, VRD	8,650,000	8,650,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds,
3.830%, VRD	6,410,000	6,410,000
3.830%, VRD	6,550,000	6,550,000
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E-2-REMK, 3.770%, VRD	900,000	900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1-REMK, 3.770%, VRD	16,250,000	16,250,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 3.700%, VRD	30,610,000	30,610,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 3.700%, VRD	11,205,000	11,205,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds, 3.750%, VRD	3,630,000	3,630,000

		101,505,000

Indiana—9.1%
Indiana Finance Authority, Ascension Health, Revenue Bonds, Series E4, 3.750%, VRD	17,440,000	17,440,000
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.800%, VRD	47,515,000	47,515,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 3.750%, VRD	39,450,000	39,450,000

		104,405,000

Maryland—2.0%
County of Montgomery, GO Bonds, Series E, 3.650%, VRD	14,350,000	14,350,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Municipal bonds—(continued)
Maryland—(concluded)
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds, Series A, 3.680%, VRD	$5,900,000	$5,900,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 3.780%, VRD	2,835,000	2,835,000

		23,085,000

Massachusetts—0.6%
Massachusetts Health & Educational Facilities Authority, Baystate Medical Obligated Group, Revenue Bonds, Series J-2-R, 3.750%, VRD	7,350,000	7,350,000

Michigan—0.5%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds, 3.700%, VRD	6,000,000	6,000,000

Minnesota—0.6%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 3.800%, VRD	1,700,000	1,700,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 3.700%, VRD	5,320,000	5,320,000

		7,020,000

Mississippi—4.8%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 3.950%, VRD	4,750,000	4,750,000
Series B, 3.950%, VRD	15,110,000	15,110,000
Series B, 3.950%, VRD	2,800,000	2,800,000
Series E, 3.950%, VRD	3,200,000	3,200,000
Series F, 3.950%, VRD	1,100,000	1,100,000
Series I, 3.950%, VRD	14,350,000	14,350,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds,
Series C, 3.950%, VRD	5,125,000	5,125,000

	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series E, 3.950%, VRD	$3,440,000	$3,440,000
Series G, 3.950%, VRD	5,000,000	5,000,000

		54,875,000

Missouri—2.8%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds, Series C-3-RMKT, 3.700%, VRD	10,000,000	10,000,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 3.750%, VRD	9,615,000	9,615,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 3.650%, VRD	3,500,000	3,500,000
Series B-2-REMK, 3.950%, VRD	1,725,000	1,725,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds,
Series B, 3.650%, VRD	2,700,000	2,700,000
Series C-REMK, 3.700%, VRD	5,000,000	5,000,000

		32,540,000

Nebraska—1.2%
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group, Refunding, Revenue Bonds, Series A, 3.800%, VRD	13,810,000	13,810,000

Nevada—0.9%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A-RMKT, 3.800%, VRD	10,325,000	10,325,000

New York—16.8%
City of New York, GO Bonds, Subseries D-4, 3.750%, VRD	22,550,000	22,550,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 3.700%, VRD	4,305,000	4,305,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1-REMK, 3.750%, VRD	$9,260,000	$9,260,000
Subseries 2012G-1-REMK, 3.850%, VRD	19,570,000	19,570,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A-RMKT, 3.580%, VRD	11,800,000	11,800,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series 2008-BB-1-R, 3.770%, VRD	13,845,000	13,845,000
Series 2008-BB-5, 3.850%, VRD	37,510,000	37,510,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 3.850%, VRD	36,725,000	36,725,000
Series C-6, 3.750%, VRD	17,500,000	17,500,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds,
Series A, 3.770%, VRD	9,745,000	9,745,000
Series A2, 3.770%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 3.750%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds, Series 2005B-4C-REMK, 3.750%, VRD	5,000,000	5,000,000

		193,810,000

North Carolina—1.1%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Revenue Bonds, Series E-REMK, 3.750%, VRD	12,385,000	12,385,000

Ohio—4.9%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 3.750%, VRD	9,500,000	9,500,000
Series B-R, 3.750%, VRD	2,940,000	2,940,000
Series C-R, 3.750%, VRD	4,985,000	4,985,000

	Face amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
County of Montgomery OH, Premier Health Partners Obligated Group, Refunding, Revenue Bonds, Series C, 3.850%, VRD	$4,350,000	$4,350,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 3.750%, VRD	26,875,000	26,875,000
State of Ohio, Cleveland Clinic Health System, Revenue Bonds, Series F, 3.700%, VRD	5,725,000	5,725,000
State of Ohio, GO Bonds, Series B, 3.700%, VRD	1,745,000	1,745,000

		56,120,000

Oregon—0.5%
State of Oregon, Veterans, GO Bonds, Series 9, 3.800%, VRD	6,035,000	6,035,000

Pennsylvania—12.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds, Series C, 3.650%, VRD	22,950,000	22,950,000
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds, 3.780%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds, 3.830%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 3.730%, VRD	32,845,000	32,845,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B-REMK, 3.780%, VRD	19,585,000	19,585,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds, 3.800%, VRD	6,000,000	6,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.730%, VRD	29,700,000	29,700,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2-RMKT, 3.780%, VRD	5,715,000	5,715,000

		140,440,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Municipal bonds—(continued)
Rhode Island—0.0%†
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds, 3.930%, VRD	$540,000	$540,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 3.700%, VRD	4,150,000	4,150,000

Texas—14.6%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 3.750%, VRD	2,295,000	2,295,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 3.770%, VRD	13,395,000	13,395,000
Series B, 3.770%, VRD	5,000,000	5,000,000
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series B, 3.750%, VRD	36,855,000	36,855,000
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 3.750%, VRD	2,500,000	2,500,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds, 3.800%, VRD	7,420,000	7,420,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Refunding, Revenue Bonds, 3.840%, VRD	5,000,000	5,000,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 3.820%, VRD	10,300,000	10,300,000
Permanent University Fund — University of Texas System, Revenue Bonds,
Series A, 3.700%, VRD	2,815,000	2,815,000
Series A, 3.750%, VRD	18,800,000	18,800,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 3.540%, VRD	46,500,000	46,500,000
State of Texas, Veterans, GO Bonds,
3.950%, VRD	30,000	30,000
Series C-REM, 3.900%, VRD	8,570,000	8,570,000

	Face amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B REMK 3, 3.790%, VRD	$8,500,000	$8,500,000

		167,980,000

Utah—1.1%
City of Murray UT, IHC Health Services Inc., Revenue Bonds, Series D, 3.800%, VRD	12,595,000	12,595,000

Virginia—2.2%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 3.680%, VRD	16,345,000	16,345,000
Series F, 3.800%, VRD	6,965,000	6,965,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 3.850%, VRD	2,350,000	2,350,000

		25,660,000

Washington—0.8%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK 9, 3.750%, VRD	9,400,000	9,400,000

West Virginia—0.1%
West Virginia Hospital Finance Authority, University Health System, Refunding, Revenue Bonds, Series D, 3.780%, VRD	765,000	765,000

Wisconsin—0.3%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds, Series A, 3.850%, VRD	3,150,000	3,150,000
Total municipal bonds (cost—$1,093,905,000)		1,093,905,000

Tax-exempt commercial paper—4.6%
Minnesota—1.7%
City of Rochester, 3.500%, due 05/07/24	20,000,000	20,000,000

New York—0.6%
New York Power Authority, 3.700%, due 05/09/24	7,000,000	7,000,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2024

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas: 2.3%
Board of Regents of the University of Texas System, 3.520%, due 06/24/24	$10,000,000	$10,000,000
City of Garland, 3.820%, due 05/16/24	16,000,000	16,000,000

		26,000,000
Total tax-exempt commercial paper (cost—$53,000,000)		53,000,000
Total investments (cost—$1,146,905,000 which approximates cost for federal income tax purposes)—99.5%		1,146,905,000

Other assets in excess of liabilities—0.5%		5,194,696
Net assets—100.0%		$1,152,099,696

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$1,093,905,000	$—	$1,093,905,000
Tax-exempt commercial paper	—	53,000,000	—	53,000,000
Total	$—	$1,146,905,000	$—	$1,146,905,000

At April 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

GO	General Obligation

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2024 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2024

	Prime Master Fund	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$9,610,122,078	$15,228,880,220	$24,394,373,813	$25,478,545	$7,977,831,532	$1,146,905,000
Repurchase agreements	11,372,200,000	8,188,000,000	15,118,000,000	—	5,255,000,000	—

Investments, at value
Investment	9,609,387,879	15,228,880,220	24,394,373,813	25,478,545	7,977,831,532	1,146,905,000
Repurchase agreements	11,372,200,000	8,188,000,000	15,118,000,000	—	5,255,000,000	—
Cash	99,937,610	350,137,338	350,322,921	91,554	100,285,732	1,757,499
Receivable for interest	27,021,948	19,083,948	15,759,076	518	24,945,903	3,510,368
Receivable from affiliate	—	—	—	31,197	—	—
Deferred offering costs	—	—	—	39,155	—	—
Total assets	21,108,547,437	23,786,101,506	39,878,455,810	25,640,969	13,358,063,167	1,152,172,867

Liabilities:
Payable for investments purchased	—	460,745,047	778,365,037	490,154	—	—
Payable to affiliate	1,670,807	1,885,888	3,060,506	—	1,112,216	73,171
Payable to custodian	—	—	—	4,305	—	—
Accrued expenses and other liabilities	—	—	—	47,498	—	—
Total liabilities	1,670,807	462,630,935	781,425,543	541,957	1,112,216	73,171
Net assets, at value	$21,106,876,630	$23,323,470,571	$39,097,030,267	$25,099,012	$13,356,950,951	$1,152,099,696

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2024

	Prime Master Fund	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund[1]	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$949,556,614	$1,069,906,354	$1,970,166,691	$178,456	$657,980,295	$34,606,396
Expenses:
Investment advisory and administration fees	17,132,464	19,897,456	36,593,844	2,207	11,874,047	1,002,487
Custody and fund accounting fees	—	—	—	4,305	—	—
Trustees’ fees	88,071	94,008	156,487	2,757	63,668	23,606
Professional services fees	—	—	—	39,662	—	—
Printing and shareholder report fees	—	—	—	2,836	—	—
Offering cost	—	—	—	215	—	—
Other expenses	—	—	—	5,519	—	—
Total expenses	17,220,535	19,991,464	36,750,331	57,501	11,937,715	1,026,093
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	—	(54,171)	—	—
Net expenses	17,220,535	19,991,464	36,750,331	3,330	11,937,715	1,026,093
Net investment income (loss)	932,336,079	1,049,914,890	1,933,416,360	175,126	646,042,580	33,580,303
Net realized gain (loss)	—	—	—	—	428	—
Net change in unrealized appreciation (depreciation)	158,701	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$932,494,780	$1,049,914,890	$1,933,416,360	$175,126	$646,043,008	$33,580,303

[1]	For the period from March 13, 2024 (commencement of operations) to April 30, 2024.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2024		2023
From operations:

Net investment income (loss)	$ 932,336,079		$ 315,742,921
Net realized gain (loss)	—		(56,133)
Net change in unrealized appreciation (depreciation)	158,701		926,524
Net increase (decrease) in net assets resulting from operations	932,494,780		316,613,312
Net increase (decrease) in net assets from beneficial interest transactions	7,929,156,627	[1]	6,991,752,924
Net increase (decrease) in net assets	8,861,651,407		7,308,366,236
Net assets:

Beginning of year	12,245,225,223		4,936,858,987
End of year	$21,106,876,630		$12,245,225,223

	Government Master Fund
	For the years ended April 30,
	2024	2023
From operations:

Net investment income (loss)	$ 1,049,914,890	$ 420,330,073
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	1,049,914,890	420,330,073
Net increase (decrease) in net assets from beneficial interest transactions	3,038,590,921	14,516,957,059
Net increase (decrease) in net assets	4,088,505,811	14,937,287,132
Net assets:

Beginning of year	19,234,964,760	4,297,677,628
End of year	$23,323,470,571	$19,234,964,760

	Treasury Master Fund
	For the years ended April 30,
	2024	2023
From operations:

Net investment income (loss)	$ 1,933,416,360	$ 886,389,934
Net realized gain (loss)	—	776,174
Net increase (decrease) in net assets resulting from operations	1,933,416,360	887,166,108
Net increase (decrease) in net assets from beneficial interest transactions	2,285,766,889	12,309,292,233
Net increase (decrease) in net assets	4,219,183,249	13,196,458,341
Net assets:

Beginning of year	34,877,847,018	21,681,388,677
End of year	$39,097,030,267	$34,877,847,018

[1]	Includes $2,276,351,054 attributed to the Plan of Reorganization pursuant to which Prime Series II Master Fund transferred its assets to Prime Master Fund.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

100% US Treasury Master Fund
For the period from March 13, 2024[1] to
April 30, 2024
From operations:

Net investment income (loss)	$ 175,126
Net realized gain (loss)	—
Net increase (decrease) in net assets resulting from operations	175,126
Net increase (decrease) in net assets from beneficial interest transactions	24,923,886
Net increase (decrease) in net assets	25,099,012
Net assets:

Beginning of period	—
End of period	$25,099,012

	Prime CNAV Master Fund
	For the years ended April 30,
	2024	2023
From operations:

Net investment income (loss)	$ 646,042,580	$ 225,403,125
Net realized gain (loss)	428	(42,700)
Net increase (decrease) in net assets resulting from operations	646,043,008	225,360,425
Net increase (decrease) in net assets from beneficial interest transactions	3,744,622,503	6,832,489,780
Net increase (decrease) in net assets	4,390,665,511	7,057,850,205
Net assets:

Beginning of year	8,966,285,440	1,908,435,235
End of year	$13,356,950,951	$8,966,285,440

	Tax-Free Master Fund
	For the years ended April 30,
	2024	2023
From operations:

Net investment income (loss)	$ 33,580,303	$ 17,495,800
Net realized gain (loss)	—	33
Net increase (decrease) in net assets resulting from operations	33,580,303	17,495,833
Net increase (decrease) in net assets from beneficial interest transactions	196,778,540	20,558,999
Net increase (decrease) in net assets	230,358,843	38,054,832
Net assets:

Beginning of year	921,740,853	883,686,021
End of year	$1,152,099,696	$921,740,853

[1]	Commencement of operations.

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.41%	3.65%	0.09%	0.19%	1.90%
Supplemental data:
Total investment return[1]	5.56%	3.28%	0.10%	0.15%	1.92%
Net assets, end of year (000’s)	$21,106,877	$12,245,225	$4,936,859	$8,823,109	$16,520,754

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.04%	0.06%	0.10%	0.10%
Net investment income (loss)	5.25%	3.78%	0.02%	0.09%	1.75%
Supplemental data:
Total investment return[1]	5.39%	3.14%	0.03%	0.08%	1.74%
Net assets, end of year (000’s)	$23,323,471	$19,234,965	$4,297,678	$8,822,693	$17,762,675

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.06%	0.09%	0.10%
Net investment income (loss)	5.24%	3.23%	0.04%	0.09%	1.56%
Supplemental data:
Total investment return[1]	5.36%	3.06%	0.04%	0.08%	1.70%
Net assets, end of year (000’s)	$39,097,030	$34,877,847	$21,681,389	$32,675,191	$34,803,721

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

For the period from March 13, 2024[1] to
April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	1.73%[2]
Expenses after fee waivers	0.10%[2]
Net investment income (loss)	5.26%[2]
Supplemental data:
Total investment return[3]	0.70%
Net assets, end of period (000’s)	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.41%	3.84%	0.08%	0.19%	1.83%
Supplemental data:
Total investment return[1]	5.55%	3.27%	0.09%	0.17%	1.90%
Net assets, end of year (000’s)	$13,356,951	$8,966,285	$1,908,435	$4,449,407	$7,495,231

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.05%	0.09%	0.10%
Net investment income (loss)	3.27%	1.84%	0.05%	0.04%	1.19%
Supplemental data:
Total investment return[1]	3.33%	1.85%	0.05%	0.04%	1.23%
Net assets, end of year (000’s)	$1,152,100	$921,741	$883,686	$814,225	$2,573,583

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) (formerly, UBS Asset Management (Americas) Inc.) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market

Master Trust

Notes to financial statements

fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Master Trust

Notes to financial statements

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2024, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Master Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2024, each Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$1,670,807
Government Master Fund	1,885,888
Treasury Master Fund	3,060,506
100% US Treasury Master Fund	(31,197)
Prime CNAV Master Fund	1,112,216
Tax-Free Master Fund	73,171

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of such Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each such Master Fund’s average daily net assets.

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through March 11, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interestholders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100%

Master Trust

Notes to financial statements

US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

During the period ended April 30, 2024, UBS AM waived the below amount, which is subject to future recoupment:

Fund	Amounts waived by UBS AM
100% US Treasury Master Fund	$54,171

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2024	2023
Contributions	$36,264,139,471 *	$14,539,432,103
Withdrawals	(28,334,982,844)	(7,547,679,179)
Net increase (decrease) in beneficial interest	$7,929,156,627	$6,991,752,924
* Includes $2,276,351,054 attributed to the Plan of Reorganization pursuant to which Prime Series II Master Fund transferred its assets to Prime Master Fund.

Government Master Fund

	For the years ended April 30,
	2024	2023
Contributions	$56,516,921,636	$52,020,553,397
Withdrawals	(53,478,330,715)	(37,503,596,338)
Net increase (decrease) in beneficial interest	$3,038,590,921	$14,516,957,059

Treasury Master Fund

	For the years ended April 30,
	2024	2023
Contributions	$82,757,159,468	$99,713,434,665
Withdrawals	(80,471,392,579)	(87,404,142,432)
Net increase (decrease) in beneficial interest	$2,285,766,889	$12,309,292,233

100% US Treasury Master Fund
		For the period from March 13, 2024[1] to
		April 30, 2024
Contributions		$58,385,304
Withdrawals		(33,461,418)
Net increase (decrease) in beneficial interest		$24,923,886

[1]	Commencement of operations.

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2024	2023
Contributions	$9,745,111,848	$13,206,857,678
Withdrawals	(6,000,489,345)	(6,374,367,898)
Net increase (decrease) in beneficial interest	$3,744,622,503	$6,832,489,780
Tax-Free Master Fund

	For the years ended April 30,
	2024	2023
Contributions	$1,572,373,118	$1,536,214,329
Withdrawals	(1,375,594,578)	(1,515,655,330)
Net increase (decrease) in beneficial interest	$196,778,540	$20,558,999

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$560,367
Gross unrealized depreciation	(1,294,566)
Net unrealized appreciation (depreciation)	(734,199)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2024, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024, and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Funds

Following the close of business on February 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Funds was as follows:

Target Fund	Destination Fund
Prime Series II Master Fund (formerly, ESG Prime Master Fund)	Prime Master Fund

Master Trust

Notes to financial statements

Pursuant to an Agreement and Plan of Reorganization, Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued an interest to Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of an interest of the Target Fund for an interest in of the Destination Fund outstanding following the close of business on February 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the Feeder Fund’s allocated realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Series II Master Fund	Prime Master Fund	$2,276,351,054

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Funds. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Series II Master Fund	$(196,866)	$2,276,351,054	Prime Master Fund	$21,622,612,788	$23,898,963,842

Assuming the reorganizations had been completed as of the beginning of the annual reporting period of the relevant accounting and performance survivors, the pro forma results of operations for the period ended April 30, 2024 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
Prime Master Fund	$1,078,016,388	$(610,838)	$1,077,405,550

Subsequent Event

The Board of Trustees (the “Board”) has approved the conversion of Prime Master Fund (the “fund”) to act as a “retail money market fund” as defined by Rule 2a-7 under the investment Company Act of 1940, as amended. The fund’s conversion to a retail money market fund will not result in any change to the fund’s investment objective or principal investment strategies. A master money market fund, such as the fund, may consider itself a “retail money market fund” when all of its feeder funds are qualified retail money market funds, and the master fund relies on the policies and procedures of the feeder funds that are reasonably designed to limit all of the feeder funds’ beneficial owners to natural persons. The fund will rely on such policies and procedures of its feeder funds, which are scheduled to become retail money market funds as of the close of business on August 16, 2024 (the “Effective Date”). The Board also approved an Agreement and Plan of Reorganization providing for the acquisition of the assets and liabilities of the fund by Prime CNAV Master Fund (the “Acquiring Fund”), also a series of the Trust and a retail money market fund. The Agreement and Plan of Reorganization sets forth the terms by which the fund will transfer its assets and liabilities in exchange for beneficial interests (“Interests”) of the Acquiring Fund, followed by the distribution of Interests of the Acquiring Fund to the interestholders of the fund and the complete liquidation of the fund (the “Reorganization”). The Reorganization is scheduled to take place on or about August 23, 2024.

Master Trust

Report of independent registered public accounting firm

To the Interestholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, Tax-Free Master Fund and 100% US Treasury Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund Government Master Fund	For the year ended April 30, 2024	For each of the two years in the period ended April 30, 2024	For each of the five years in the period ended April 30, 2024
100% US Treasury Master Fund	For the period from March 13, 2024 (commencement of operations) through April 30, 2024	For the period from March 13, 2024 (commencement of operations) through April 30, 2024	For the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

Master Trust

Report of independent registered public accounting firm

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 27, 2024

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust—100% US Treasury Master Fund

Board Approval of Management Contract (unaudited)

November 2023 Board Meeting

Background—At a meeting of the board of Master Trust (the “Trust”) on November 29, 2023, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the management contract (the “Management Contract”) of the Trust with respect to its new series, 100% US Treasury Master Fund (the “Master Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had received information from UBS AM, including information about the proposed advisory, administrative and distribution arrangements for the Master Fund. The board also received a memorandum discussing the reasons for establishing the Master Fund and its proposed Management Contract. The Independent Trustees also considered a memorandum previously provided by their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board was advised of the corresponding “feeder funds” that will invest in the Master Fund (the “Feeder Funds” and together with the Master Fund, the “New Funds”). The board was further advised that the New Funds were substantially similar to several existing funds currently advised by UBS AM (the “Existing Funds”) and differed principally because the New Funds would not be subject to unitary fees and while one feeder fund would offer a single share class, the other feeder fund would offer two classes of shares with different characteristics.

Nature, extent and quality of the services to be provided under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services to be provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the corresponding Feeder Funds.

The board’s consideration was affected by its current oversight of the Existing Funds and the other funds on the boards of which they serve. The board concluded that the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract were appropriate and consistent with the operational requirements of the Master Fund.

Proposed management fees and estimated expense ratios—The board reviewed and considered the proposed management fee payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services proposed to be provided by UBS AM. In conducting its review, the board noted that under the master-feeder structure, the Master Fund would pay an investment advisory and administration fee to UBS AM, and, in turn, each Feeder Fund would bear its corresponding expenses in proportion to its investment in the Master Fund. In addition, the board also reviewed and considered the proposed fee waiver and/or expense reimbursement arrangements for the Master Fund and the Feeder Funds.

In light of the foregoing, the board determined that the proposed management fee was reasonable in light of the nature, extent and quality of services proposed to be provided to the Master Fund under the Management Contract.

Master Fund performance—As the Master Fund had not yet commenced operations, the board was not able to review the Master Fund’s performance.

UBS AM profitability—The board noted that UBS AM could not report any financial results from its relationship with the Master Fund because the Master Fund had not yet commenced investment operations, and thus, the board could not evaluate the profitability of the Master Fund.

Economies of scale—The board discussed whether economies of scale would be realized by UBS AM with respect to the Master Fund, as its asset base grows, and the extent to which this is reflected in the level of the proposed management fee to be charged by UBS AM to the Master Fund. The board noted that, as the Master Fund had not

Master Trust—100% US Treasury Master Fund

Board Approval of Management Contract (unaudited)

yet commenced investment operations, economies of scale were not likely to be realized in the near future. The board considered the uncertainty of the estimated asset levels and was mindful of the renewal requirements for advisory agreements and their ability to review the Master Fund’s management fee, including in connection with the annual consideration of the Management Contract after its initial term.

Other potential benefits to UBS AM—The board considered other potential benefits to UBS AM and its affiliates as a result of their anticipated relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ potential shareholders. In light of the estimated costs of providing investment advisory, administrative and other services to the Master Fund, the estimated costs of providing administrative services to the Feeder Funds, and UBS AM’s ongoing general commitment to the Funds, the profits and other ancillary benefits that UBS AM and its affiliates may receive were expected to be reasonable in relation to the nature and quality of the services that were to be provided.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

Master Trust – All Funds

Board Approval of Management Contract (unaudited)

February 2024 Board Meeting

At a meeting of the board of Master Trust (the “Trust”) on February 21, 2024, the members of the board, including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended, considered the approval of the novation and restatement of the management contract between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust (the “Management Contract”).

Management discussed with the board its proposal to reorganize UBS AM from a Delaware corporation to a Delaware limited liability company and to change its name to UBS Asset Management (Americas) LLC. Management stated that UBS AM is proposing that the Management Contract be novated and restated at the time of the closing of the reorganization to reflect UBS AM’s new name and form of organization. UBS AM represented, and the board considered, that there was expected to be no change to: (i) the advisory fee or any other amounts to be paid by the Trust; (ii) the nature, extent, and quality of the services to be provided by UBS AM; (iii) fund performance; (iv) the costs of the services to be provided and profits to be realized by UBS AM and its affiliates from the relationship with the Trust; or (v) the realization of economies of scale as the Trust grows; or (vi) any other benefits derived or to be derived by UBS AM from the relationship with the Trust.

The board, including a majority of the Independent Trustees, approved the novation and restatement of the Management Contract. No single factor considered by the board was identified by the board as the principal factor in determining whether to approve the novation and restatement of the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 64 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) LLC One North Wacker Drive, Chicago, IL 60606	Trustee and Chair of the Board of Trustees	Since 2007 (Trustee); since September 2023 (Chair of the Board of Trustees)	Mrs. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Mrs. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Mrs. Higgins is a director or trustee of 7 investment companies (consisting of 42 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	None
Richard R. Burt; 77 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a trustee of 4 investment companies (consisting of 39 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 84 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a trustee of 4 investment companies (consisting of 39 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Virginia G. Breen; 59 c/o Keith A. Weller Fund Secretary UBS Asset Management (Americas) LLC One North Wacker Drive Chicago, IL 60606	Trustee	Since July 2023	Ms. Breen is a private investor and board member of certain entities (as listed herein).	Ms. Breen is a director or trustee of 7 investment companies (consisting of 42 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Director of: Paylocity Holding Corp.; UBS A&Q Fund Complex (3 funds); the Neuberger Berman Private Equity Registered Funds (21 funds); certain funds in the Calamos Fund Complex (33 funds). Former Director of JLL Income Property Trust, Inc. (from 2004 until 2023) and Tech and Energy Transition Corporation (from 2021 until 2023).
David R. Malpass; 68 c/o Keith A. Weller Fund Secretary UBS Asset Management (Americas) LLC One North Wacker Drive Chicago, IL 60606	Trustee	Since July 2023	Mr. Malpass served as President of the World Bank Group (from 2019 to 2023.) Prior to that, he served as US Treasury Undersecretary for International Affairs (from 2017 until 2019) Mr. Malpass also had previously served as a trustee of the funds (from 2014 until 2017, when he entered public service.)	Mr. Malpass is a trustee of 4 investment companies (consisting of 39 portfolios) for which UBS AM serves as investment advisor or manager.	In his role as President of the World Bank Group, Mr. Malpass was President of, and Chairman of the Boards and Administrative Councils of, the following: International Bank for Reconstruction and Development; International Development Association; International Finance Corporation; Multilateral Investment Guarantee Agency; and International Centre for Settlement of Investment Disputes. In his role as Undersecretary of the US Treasury, Mr. Malpass was also on the boards of Overseas Private Investment Corporation (the US Government’s development finance institution until it merged with another government entity in 2019) and Millennium Challenge Corporation (a US foreign aid agency).

[1]	Each trustee holds office for an indefinite term.

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[4]; 56	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) and senior manager of fund accounting—US (previously named product control and investment support) at UBS AM and/or UBS AM (US) (“UBS AM—Americas region”). Ms. Bubloski is vice president and assistant treasurer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager. Ms. Bubloski is chief financial officer and treasurer of 5 investment companies (consisting of 9 portfolios) for which Credit Suisse Asset Management, LLC had served as investment advisor or manager prior to its merger into UBS AM, and for which UBS AM assumed such responsibilities effective May 1, 2024 (since February 2024).
Mark E. Carver[2]; 60	President	Since October 2023	Mr. Carver is an executive director and senior member of UBS AM’s Americas Products team (since rejoining UBS AM in 2022). In addition to his fund board relations and governance role, he serves as a regional strategic product shelf manager, including UBS AM’s strategic product alignment with UBS Financial Services Inc. Mr. Carver previously served in the role of president of the funds from 2010 to 2018 before moving to a senior product role at UBS Financial Services Inc. until 2020. Before rejoining UBS AM, Mr. Carver served in a consulting capacity for FLX Networks, a firm serving both the asset management and wealth management industries. He is president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[4]; 45	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017)) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 46	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM— Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 23 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 60	Vice President	Since 2017	Mr. Grande is a managing director, head of the municipal fixed income team (since 2020); formerly he was co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 23 portfolios) for which UBS AM serves as investment advisor or manager.
Joanne M. Kilkeary[4]; 56	Vice President, Treasurer and Principal Accounting Officer	Since 2007 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting— US (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region (from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3]; 45	Chief Compliance Officer	Since 2022	Ms. Merrill is an executive director (since 2023) (prior to which she was a director (from 2014 until 2023) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address and age	Position(s) held with trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Ryan Nugent[2]; 46	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (from 2010 to 2017)), senior portfolio manager (since 2020) (prior to which he was a portfolio manager (since 2005)) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 23 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 50	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 58	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM— Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 39	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since 2023) (prior to which he was an executive director from 2019 until 2023) and Secretary and Head of Legal—UBS AM—Americas region (since 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel with UBS Business Solutions US LLC (from 2017 through 2022) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 40	Vice President	Since 2016	Mr. Walczak is a managing director (since March 2024) (prior to which he was an executive director from 2016 until March 2024), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 62	Vice President and Secretary	Since 2007 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director (since 2005) and deputy general counsel (since 2019) and Head of Registered Funds Legal (since 2022), (prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM— Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[4]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Manager

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2024. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Virginia G. Breen. Ms. Breen is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2024 and April 30, 2023, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $290,190 and $297,648, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2024 and April 30, 2023, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $17,172 and $17,172, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2023 and 2022 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2024 and April 30, 2023, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $50,340 and $50,340 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2024 and April 30, 2023, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an Audit Committee Charter (Amended and Restated as of September 14, 2016), as amended (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairman (as defined below). All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board (“PCAOB”) determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)  Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2024 and April 30, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2024 and April 30, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2024 and April 30, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2024 and April 30, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2024 and April 30, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2024 and April 30, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2024, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2024 and April 30, 2023, the aggregate fees billed by E&Y of $749,861 and $1,645,112, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2024	2023
Covered Services	$67,512	$67,512
Non-Covered Services	682,349	1,577,600

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 3, 2024

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 3, 2024